Share-Based Compensation (Details 2) (USD $)	29 Months Ended
Jun. 30, 2012
Risk-free interest rate minimum	0.72%
Risk-free interest rate maximum	1.47%
Expected term (in years)	4 years 11 months 8 days
Weighted average expected stock price volatility	43.55%
Expected dividend yield	0.00%
Weighted average grant-date fair value of options granted	$ 9.6212
Minimum [Member]
Stock Price	$ 9.39
Maximum [Member]
Stock Price	$ 12.11